Fair Value Considerations (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Fair Value Disclosures [Abstract]
Financial Assets And Liabilities Not Measured At Fair Value On Recurring Basis [Table Text Block]

The following table presents Aytu’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
December 31, 2016
ASSETS
Investment in Acerus	$1,272,000	$-	$-	$1,272,000

LIABILITIES
Warrant derivative liability	$-	$-	$80,000	$80,000
Contingent consideration	$-	$-	$4,003,000	$4,003,000

June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$-	$-	$1,041,000

LIABILITIES
Warrant derivative liability	$-	$-	$276,000	$276,000
Contingent consideration	$-	$-	$3,869,000	$3,869,000

The following table presents Aytu’s financial liabilities that were accounted for at fair value on a recurring basis as of June 30, 2016, by level within the fair value hierarchy:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
June 30, 2016
ASSETS
Investment in Acerus	$1,041,000	$-	$-	$1,041,000

LIABILITIES
Warrant derivative liability	$-	$-	$276,000	$276,000
Contingent consideration	$-	$-	$3,869,000	$3,869,000

June 30, 2015
ASSETS
Investment in Acerus	$-	$-	$-	$-

LIABILITIES
Warrant derivative liability	$-	$-	$-	$-
Contingent consideration	$-	$-	$664,000	$664,000

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The estimated fair value of the Company’s investment in Acerus, which is classified as Level 1 (quoted price is available), was $1,272,000 as of December 31, 2016. The estimated fair value of the Company’s marketable securities is determined using the quoted price in the active market based on the closing price as of the balance sheet date.

			Unrealized
As of December 31, 2016	Maturity in Years	Value at June 30, 2016	Gains	Losses	Fair Value
Investment in Acerus	Less than 1 year	$1,041,000	$231,000	$	$1,272,000

The estimated fair value of the Company’s marketable securities is determined using the quoted price in the active market based on the closing price as of the balance sheet date.

		Initial	Unrealized
As of June 30, 2016	Maturity in Years	Cost	Gains	Losses	Fair Value
Investment in Acerus	Less than 1 year	$2,013,000	$0	$(972,000)	$1,041,000

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
Significant assumptions in valuing the warrant derivative liability, based on estimates of the value of Aytu common stock and various factors regarding the warrants, were as follows as of December 31, 2016 and at issuance:

	December 31, 2016	At Issuance
Warrants:
Volatility	186.7%	75.0%
Equivalent term (years)	4.34	5.00
Risk-free interest rate	1.33%	1.32%
Dividend yield	0.00%	0.00%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair value hierarchy:

Derivative Instruments

Balance as of June 30, 2016	$276,000
Warrant issuances	-
Change in fair value included in earnings	(196,000)
Balance as of December 31, 2016	$80,000

The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as Level 3 in the fair valued hierarchy:

Derivative Instruments

Balance as of June 30, 2015	$-
Warrant issuances	400,000
Reclassification of warrant liability to equity upon note conversion	(137,000)
Change in fair value included in earnings	13,000
Balance as of June 30, 2016	$276,000